Fee Income	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Fee Income

16. Fee Income

For the years ended December 31,	2023	2022
		(restated, see Note 2)
Fee income from service contracts:
Distribution fees	$973	$873
Fund management and other asset-based fees	5,595	5,557
Administrative service and other fees	1,264	1,017
Total fee income	$7,832	$7,447
Distribution fees and Fund management and other asset-based fees are primarily earned in the Asset Management segment. Administrative service and other fees are primarily earned in the Canada and U.S. segments. The fee income by business segment is presented in Note 4.